8. Share-based payments (Details 2) - Nonemployee Common stock warrants - Fully-vested [Member] - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Number of Warrants
Outstanding, Beginning	8,488,235	2,203,374
Granted	94,333	7,266,666
Exercised		(781,805)
Forfeited or expired	(918,000)	(200,000)
Outstanding, Ending	7,664,568	8,488,235
Exercisable, Ending	7,664,568
Weighted Average Exercise Price
Outstanding, Beginning	$ 0.69	$ 0.69
Granted	0.48	0.74
Exercised		0.31
Forfeited or expired	0.19	0.31
Outstanding, Ending	0.72	0.69
Exercisable, Ending	$ 0.72
Weighted-average Remaining Life (Years)
Outstanding	2 years 2 months 12 days
Exercisable	2 years 2 months 12 days
Aggregate Intrinsic Value
Outstanding, Beginning
Exercised
Forfeited or expired
Outstanding, Ending
Exercisable, Ending